Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 19, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MarketVector Global Steel Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MarketVector Global Steel Index** (reflects no deduction for fees, expenses or taxes)
NYSE Arca Steel Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Steel Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(17.36%)	14.44%	9.61%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			17.49%	10.06%	9.23%
VanEck Steel ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Steel ETF*(return before taxes)
Average Annual Return, Percent	[2]		(17.93%)	13.59%	9.12%
VanEck Steel ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Steel ETF*(return after taxes on distributions)
Average Annual Return, Percent	[2]		(19.07%)	12.33%	7.98%
VanEck Steel ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Steel ETF*(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent	[2]		(10.61%)	10.61%	7.05%

[1]	The Index was launched on June 3, 2025. Accordingly, the performance of the Index is not yet available.
[2]	Prior to December 19, 2025, the Fund sought to replicate, as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to market close on December 19, 2025 reflects the performance of the Fund seeking to replicate the Prior Index. From December 20, 2025, the index data will reflect that of the Steel Index.